Amounts Receivable and Other Assets - Disclosure of Information About Amounts Receivable and Other Assets (Details) - CAD	Jul. 31, 2017	Jul. 31, 2016
Amounts Receivable And Other Assets
Sales tax receivable, current	CAD 1,191	CAD 4,525
Prepaid insurance, current	5,051	2,244
Total	CAD 6,242	CAD 6,769